Financing Arrangements (Details 2) - USD ($) shares in Millions, $ in Millions			12 Months Ended
	Dec. 21, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Debt Instrument [Line Items]
Line of Credit Facility, Expiration Date	Jun. 30, 2019	Jun. 30, 2019
Line of Credit Facility, Maximum Borrowing Capacity	$ 300.0		$ 300.0
Line of Credit Facility, Expansion Option to Request Additional Commitments	50.0		150.0
Long-term Debt			155.0
Payments of Dividends			$ 12.7	$ 0.0	$ 0.0
Treasury Stock, Shares, Acquired			30.6
Dividend paid to The Timken Company			$ 50.0	0.0	0.0
Adjustments Related to Tax Withholding for Share-based Compensation			4.1
Line of Credit Facility, Remaining Borrowing Capacity			144.5
Gains (Losses) on Extinguishment of Debt			0.7
Interest Paid, Net			0.2
Repayments of Long-term Debt			30.2	0.0	8.5
Long-term Debt			185.2	30.2
Minimum [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Commitment Fee Percentage		0.20%
Maximum [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Commitment Fee Percentage		0.40%
London Interbank Offered Rate (LIBOR) [Member] | Minimum [Member]
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate		1.25%
London Interbank Offered Rate (LIBOR) [Member] | Maximum [Member]
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate		2.25%
Prime Rate [Member] | Minimum [Member]
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate		0.25%
Prime Rate [Member] | Maximum [Member]
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate		1.25%
Multicurrency Loans [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Capacity Available for Specific Purpose Other than for Trade Purchases			50.0
Letter of Credit [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Capacity Available for Specific Purpose Other than for Trade Purchases	15.0		50.0
Swingline Loan [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Capacity Available for Specific Purpose Other than for Trade Purchases	$ 30.0		$ 30.0
Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage			1.75%
Long-term Debt			$ 155.0	0.0
State of Ohio Pollution Control Revenue Refunding Bonds [Member]
Debt Instrument [Line Items]
Repayments of Long-term Debt					$ 8.5
Long-term Debt			$ 8.5	$ 8.5